CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2022
Concession Financial And Sector Assets And Liabilities
CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

14.	CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES

	2022	2021
Concession financial assets
Energy distribution concessions (14.1)	1,370	684
Gas distribution concessions (14.1)	37	34
Indemnifiable receivable - Generation (14.2)	692	816
Concession grant fee - Generation concessions (14.3)	2,950	2,792
	5,049	4,326
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	944	2,148
Total	5,993	6,474

Current assets	1,055	1,505
Non-current assets	4,938	4,969

	2022	2021
Sector financial liabilities
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	-	(51)
Total	-	(51)

The changes in concession financial assets related to infrastructure are as follows:

	Distribution	Generation	Gas	Total
Balance on December 31, 2019	460	3,284	24	3,768
Amounts received	-	(266)	-	(266)
Transfers from contract assets	60	-	-	60
Transfers from (to) intangible assets	(5)	-	-	(5)
Monetary adjustment	15	347	5	367
Balance on December 31, 2020	530	3,365	29	3,924
Transfers of contract assets	110	-	-	110
Transfers to intangible assets	(9)	-	-	(9)
Additions
Interest	54	523	5	582
Disposals	(1)	-	-	(1)
Amounts received	-	(280)	-	(280)
Balance on December 31, 2021	684	3,608	34	4,326
Additions	-	-	-	-
Transfers of contract assets	670	-	-	670
Transfers to intangible assets	(22)	-	-	(22)
Interest	39	514	3	556
Fair Value Adjustments	-	(171)	-	(171)
Disposals	(1)	-	-	(1)
Amounts received	-	(309)	-	(309)
Balance on December 31, 2022	1,370	3,642	37	5,049

a)	Distribution - Financial assets

The energy and gas distribution concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investments made in infrastructure that will be paid by grantor at the end of the concession period. The financial assets are measured at fair value through income or loss, in accordance with regulation of the energy segment and concession contracts executed by CEMIG and its subsidiaries and the granting authorities.

b)	Generation - Indemnity receivable

These balances were recognized in financial assets, at fair value through income or loss.

On July 28, 2022 ANEEL revoked Normative Resolution (ReN) 942, by publication of ReN 1,027, establishing the general methodology and criteria for calculation of fair value - to be based on New Replacement Value.

The Valuation Report was concluded, with the following results:

Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets based on historical cost	Net balance of assets based on fair value - ReN 1,027/2022	Financial Update	Net balance of assets on December 31, 2022
Lot D
UHE Três Marias	July 2015	396.00	71	167	12	179
UHE Salto Grande	July 2015	102.00	12	86	6	92
UHE Itutinga	July 2015	52.00	4	10	1	11
UHE Camargos	July 2015	46.00	7	20	1	21
PCH Piau	July 2015	18.01	2	4	-	5
PCH Gafanhoto	July 2015	14.00	1	5	-	6
PCH Peti	July 2015	9.40	1	6	-	6
PCH Dona Rita	Sep. 2013	2.41	1	2	-	2
PCH Tronqueiras	July 2015	8.50	2	9	1	9
PCH Joasal	July 2015	8.40	2	6	-	7
PCH Martins	July 2015	7.70	2	4	-	5
PCH Cajuru	July 2015	7.20	4	19	1	20
PCH Paciência	July 2015	4.08	1	4	-	4
PCH Marmelos	July 2015	4.00	1	2	-	3
Others
UHE Volta Grande	Feb. 2017	380.00	-	-	-	-
UHE Miranda	Dec. 2016	408.00	35	91	7	97
UHE Jaguara	Aug. 2013	424.00	46	138	10	148
UHE São Simão	Jan. 2015	1,710.00	27	71	5	77
		3,601.70	219	644	44	691

With the conclusion of the Valuation Report, the Company wrote off the financial asset in the amount of R$172, in June 2022. The remaining balance of R$691 represents management’s best estimate for the right to receive cash from the grantor related to the generation entities, based on the evaluation criteria set by grantor (ANEEL).

The Valuation Report on the assets is subject to inspection by ANEEL, which may request complementary documentation. As a result there may be adjustments to the amounts resulting from the valuation process - in which case the concession holder has the right of defense and reply.

The due date and form of payment of the investments made after entry into operation of the basic plant plans, which have not yet been amortized or depreciated, will be decided by the Grantor after inspection and ratification of the reimbursements amounts.

c)	Concession grant fee - Generation concessions

The concession grant fee paid by the Company for a 30-year concession contracts No. 08 to 16/2016, related to 18 hydroelectric plants of Auction 12/2015, won by CEMIG GT, was an amount of R$2,216. The amount of the concession fee was recognized as a financial asset measured at amortized cost, as CEMIG GT has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest (the total amount of which is equal to the internal rate of return on the project), during the period of the concession.

The changes in concession financial assets are as follows:

SPC	Plants	2021	Interest	Amounts received	2022
CEMIG Geração Três Marias S.A.	Três Marias	1,584	254	(166)	1,672
CEMIG Geração Salto Grande S.A.	Salto Grande	497	80	(52)	525
CEMIG Geração Itutinga S.A.	Itutinga	187	33	(22)	198
CEMIG Geração Camargos S.A.	Camargos	140	25	(17)	148
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	184	34	(23)	195
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	125	26	(18)	133
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	75	15	(11)	79
Total		2,792	467	(309)	2,950

SPC	Plants	2020	Interest	Amounts received	2021
CEMIG Geração Três Marias S.A.	Três Marias	1,447	287	(150)	1,584
CEMIG Geração Salto Grande S.A.	Salto Grande	454	90	(47)	497
CEMIG Geração Itutinga S.A.	Itutinga	171	37	(21)	187
CEMIG Geração Camargos S.A.	Camargos	128	27	(15)	140
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	167	38	(21)	184
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	114	27	(16)	125
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	69	17	(11)	75
Total		2,550	523	(281)	2,792

SPC	Plants	2019	Interest	Amounts received	2020
CEMIG Geração Três Marias S.A.	Três Marias	1,402	188	(143)	1,447
CEMIG Geração Salto Grande S.A.	Salto Grande	440	59	(45)	454
CEMIG Geração Itutinga S.A.	Itutinga	165	25	(19)	171
CEMIG Geração Camargos S.A.	Camargos	124	18	(14)	128
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	161	26	(20)	167
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	110	19	(15)	114
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	66	12	(9)	69
Total		2,468	347	(265)	2,550

Sector assets and liabilities

d)	Account for compensation of variation of parcel A items (CVA) and Other financial components

As established in the amendment to the concession contract, there is a guarantee that in the event of termination of the concession contract, for any reason, the remaining balances (assets and liabilities) of any shortfall in payment or reimbursement through the tariff must also be paid by the grantor. The balances on (i) the CVA (Compensation for Variation of Parcel A items) Account, (ii) the account for Neutrality of Sector Charges and (iii) Other financial components in the tariff calculation, refer to the positive and negative differences between the estimate of the Company’s non-manageable costs and the payments actually made. The variations are subject to adjustment using the Selic rate and considered in the subsequent tariff adjustments.

The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized or are to be ratified, are as follows:

Financial position	2022			2021
	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total
Assets	544	400	944	989	4,133	5,122
Current assets	544	202	746	989	2,397	3,386
Non-current assets	-	198	198	-	1,736	1,736

Liabilities	-	-	-	(1,040)	(1,985)	(3,025)
Current liabilities	-	-	-	(1,040)	(1,175)	(2,215)
Non-current liabilities	-	-	-	-	(810)	(810)

Total current, net	544	202	746	(51)	1,222	1,171
Total non-current, net	-	198	198	-	926	926
Total, net	544	400	944	(51)	2,148	2,097

Financial components	2022			2021
	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	141	(140)	1	24	(91)	(67)
Tariff for use of transmission facilities of grid participants	4	211	215	146	97	243
Tariff for transport of Itaipu supply	-	18	18	13	(1)	12
Alternative power source program (Proinfa)	39	(8)	31	11	19	30
ESS/EER System Service/Energy Charges	378	205	583	31	953	984
Energy bought for resale	234	(1,322)	(1,088)	390	1,178	1,568

Other financial components
Over contracting of supply (1)	40	710	750	(68)	193	125
Neutrality of Parcel A	(33)	236	203	24	73	97
Billing return - Covid Account (2)	-	-	-	(371)	-	(371)
Other financial items	(236)	538	302	(230)	(226)	(68)
Excess demand and reactive power	(23)	(48)	(71)	(21)	(47)	(456)
Total	544	400	944	(51)	2,148	2,097

(1)	CEMIG D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by ANEEL in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. In 2020, ANEEL published the Dispatch 2,508, which set new amounts for distributors’ over contracting of 2017 in the amount of R$39, which was considered in the 2021 tariff process. Due to the administrative appeals submitted to ANEEL, the amounts of overcontracting had their values adjusted through ANEEL's dispatch 2.168, of 2022. With the publication of the order, and considering the current rules, the amount of R$219, pending transfer from 2017, will be considered in the next tariff process. Regarding the amount of R$27 related to the 2018 overcontracting, the Company continues to recognize the right and awaits publication of the respective order.
(2)	This is a financial component created for return to customers of the amounts that were invoiced to them but received by CEMIG from the Covid Account in 2020. These amounts was returned to customers in the tariff process of 2021, updated by the Selic rate, ensuring of neutrality.

Changes in balances of sector financial assets and liabilities are as follow:

Balance on December 31, 2019	882
Additions	611
Amortization	(156)
Payments from the Flag Tariff Centralizing Account	(63)
Receipt funds of ‘Covid-account’	(1,404)
Updating - Selic rate (Note 29)	32
Balance on December 31, 2020	(98)
Additions	1,908
Amortization	238
Transfer of other liabilities (1)	(15)
Updating - Selic rate (Note 29)	64
Balance on December 31, 2021	2,097
Additions	(386)
Amortization	(761)
(-) Proceeds from loan - Water scarcity account	(191)
Updating - Selic rate (Note 29)	185
Balance on December 31, 2022	944

(1)	Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.

Tariff adjustment - CEMIG D

On June 22, 2022, after an extension of the previous tariffs for 25 days while decision at the federal level on measures for tariff mitigation were expected, ANEEL ratified the result of the CEMIG D’s Annual Tariff Adjustment, to be in effect until May 27, 2023, with average effect on customers of 8.80% - its components included average increases of 14.31% for high-voltage customers, and of 6.23% for customers connected at low voltage. For residential customers served at low voltage, the average increase was 5.22%.

This result arises from: (i) variation of 3.89% in the Portion B costs (manageable costs), due to the IPCA inflation index over the 12 prior months, and (ii) direct pass-throughs within the tariff, which had an impact of 4.91%, but which had no economic effect for the CEMIG D, not affecting its profitability, relating to the following items: (a) increase of 4.78% in non-manageable costs (Portion A), mainly related to purchase of energy supply, regulatory charges and transmission charges, including the reducing effect of the R$410 inclusion in pass-throughs from the CDE (Energy Development Account) arising from the process of capitalization of Eletrobras; (b) reduction of 9.32%, referring to the financial components of the current process, in which an important element is inclusion of R$2,811 referring to the PIS/Pasep and Cofins taxes credits reimbursement, which generated a negative variation in the tariff of 15.20%; and (c) an effect of 9.45% relating to the financial components of the previous process withdrawal. For more information on the PIS/Pasep and Cofins taxes credits, see Note 21.

Accounting policy

Energy Distribution and Gas segment

The portion of the infrastructure to be amortized during the concession period is recorded as an intangible asset, as provided for in IFRIC 12 - Concession contracts, and subsequently measured at cost less amortization. The amortization rates reflect the expected pattern of their consumption and are measured based on the asset carrying amount using the straight-line method, using the rates based on the expected useful life of the energy distribution assets, that are used by the grantor during the tariff process.

The portion of the value of the assets which will not be fully amortized by the end of the concession is reported as a financial asset because it is an unconditional right to receive cash or another financial asset directly from the grantor. This portion is subsequently measured at the estimated fair value, which represents the New Replacement Value (Valor Nove de reposição, or VNR), based on the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) in the tariff processes.

Transmission segment

Only after the satisfaction of the performance obligation to operate and maintain the infrastructure, the contract asset is classified as a financial asset (accounts receivable - concessionaires - energy transport), considering that the receipt of the consideration only depends on the passage of time.

The discount rate related to the financial component of the concession contract asset represents the Company's best estimate for the financial remuneration of the investments in the transmission infrastructure, which represents the approximate percentage of what would be the cash price to be charged for the infrastructure built or improved by the concessionaire in a sale transaction. The implicit rate for pricing the financial component of the concession contract asset is established at the beginning of the investments and considers the credit risk of the counterparties.

Financial portion of the transmission concession contracts renewed in accordance with Law 12,783/2013

Corresponding to the financial portion of remuneration for the assets related to the Existing Basic System Network (RBSE), that represents the amount payable from the date of the extension of the concessions until it was incorporated into the tariff (January 1, 2013 until June 30, 2017), to be collected over a period of eight years.

The amounts to be received are subject to the applicable regulatory rules in the tariff process, including the mechanisms that monitor and measure efficiency. In this context, the unconditional right to consideration depends on the satisfaction of the performance obligation to operate and maintain, and is, thus, characterized as a contract asset. It is classified to financial assets only after an authorizing dispatch by ANEEL.

Generation segment

The concession fee right paid for the concession contracts granted by the Brazilian Grantor (ANEEL) in November 2015, has been classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

For the extension of the concession of the hydroelectric plants participating in the MRE, relating to the compensation for non-hydrological risks specified in Law 14,052/2020, an intangible asset was recognized, considering the nature of the right, which enables, by provision of law, the plants to be used for a period longer than the one specified in their original contracts, during the contract extension, the Company is entitled to sell the energy generated without constraint. The asset was measured at fair value in the initial recognition. The asset is amortized by the straight-line method for the new remaining period of the concession. For more details see Note 18.

Impairment

In assessing impairment of financial assets, the Company and its subsidiaries use historical trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.